PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant and Equipment Net) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,518,595		¥ 1,261,697	$ 220,870
Less: accumulated depreciation	(275,627)		(407,964)	(40,088)
Impairment charges	(23,659)	$ (3,441)	(60,162)
Property, plant and equipment after impairment	1,219,309		793,571	177,341
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	254,577		230,273	37,027
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	404,050		668,169	58,767
Electronic and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,564		16,864	2,845
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,993		2,361	435
Leasehold Improvement and Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,050		14,771	2,043
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 823,361		¥ 329,259	$ 119,753